STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of activity under the Plan
A summary of activity under the Plan is as follows:

	Options Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Balances as of December 31, 2020	11,048	51,379,939	$0.56	7.21	$46,516
Options granted	(18,335)	18,335	3.47
Options exercised		(6,465,857)	0.43
Options forfeited	18,335	(18,335)	0.51
Balances as of March 31, 2021	11,048	44,914,082	$0.58	7.05	$202,792
Options vested and exercisable — March 31, 2021		32,204,617	$0.46	6.30	$149,536

Stock-based compensation expense
The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended March 31,
	2021	2020
Sales and marketing	$84	$63
Research and development	155	167
General and administrative	521	226
Total stock-based compensation expense	$760	$456